Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements and accompanying notes. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the combined consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and money market funds with original maturities of three months or less. The carrying value of these instruments approximates fair value. We have not experienced any losses on our cash and cash equivalents.

Short-term Investments

Short-term Investments

Short-term investments may consist of bank certificates of deposits, money market funds, commercial paper and corporate debt. Our investment policy seeks to manage these investments to achieve our goal of preserving principal, maintaining adequate liquidity at all times, and maximizing returns subject to our investment guidelines. Short-term investments have been classified and accounted for as available-for-sale securities and are reported on the balance sheet at fair value with unrealized gains or losses reported as a component of other comprehensive income. Interest earned on short-term investments is included in interest income. We periodically evaluate our investments in marketable securities for potential impairment due to declines in market value deemed by us to be other-than-temporary. If cost exceeds fair value, we consider, among other factors, the duration and extent to which cost exceeds fair value, the financial strength of the issuer, and our intent and ability to hold the investment to maturity. Once a decline in value is deemed to be other-than-temporary, an impairment charge is recorded and a new cost basis in the investment is established.

        In 2011 our short-term investments include a $100,000 bank certificate of deposit which we pledged as collateral for a corporate purchasing card which we obtained during 2011 to facilitate certain corporate purchasing activity.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and are due within 60 to 90 days of shipment. We grant credit to customers in the normal course of business and do not require collateral. Accounts receivable do not bear interest and are presented net of any allowances for doubtful accounts. We determine our allowance for doubtful accounts by considering a number of factors, including the length of time trade accounts receivable are past due, the customer's current ability to pay its obligation to us and the condition of the general economy and the industry as a whole.

Inventories

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market. Inventory cost includes purchased materials and overhead costs which are applied to work in process and finished goods based on annual estimates of production volume and overhead spending. Appropriate consideration is given to deterioration, obsolescence, excess inventory and other factors in evaluating net realizable value. Inventories consist of the following as of December 31 (in thousands):

	2011	2010
Raw materials	$91	$102
Work in process	392	231
Finished goods	409	273

	$892	$606

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed based upon the estimated useful lives of the respective assets, or the lesser of the estimated useful life or the remaining life of the underlying facility lease for leasehold improvements, ranging from three to seven years, and is recorded using the straight-line method. Repairs and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with FASB ASC 360, Property, Plant and Equipment, long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized as the amount by which the carrying amount of the asset exceeds the fair value of the asset. As of December 31, 2011 and 2010, no modification of the remaining useful lives or write-down of long-lived assets is required.

Revenue Recognition

Revenue Recognition

We sell our eSVS Mesh to international distributors in Europe and the United Arab Emirates, which subsequently resell it to hospitals and clinics. We recognize revenue when persuasive evidence of an arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured.

        We recognize revenue as products are shipped based on agreements with each of our distributors, which provide that title and risk of loss pass to the distributor upon shipment of the products to the distributor and do not provide the distributors a right of return. We invoice shipping charges to our distributors and include them in net sales. We expense royalties and shipping costs at the time we report the related revenue and record them in cost of sales.

Research and Development Expenses

Research and Development Expenses

Research and development costs consist of costs incurred for internally sponsored research and development, direct expenses and research-related overhead. Research and development costs also include costs related to the execution of clinical trials and related efforts to obtain regulatory approval for our eSVS Mesh.

        We charge research and development costs, including clinical trial costs, to expense when incurred. Clinical trial costs are a significant component of research and development expenses. All of our clinical trials are performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations ("CRO"). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as number of patients enrolled. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

        All material CRO contracts are terminable by us upon written notice and we are generally only liable for actual effort expended by the CROs and certain non-cancelable expenses incurred at any point of termination.

        We expense costs incurred to obtain patents or acquire licenses as the ultimate recoverability of the amounts paid is uncertain.

Comprehensive Income/Loss
Comprehensive Income/Loss Comprehensive income/loss consists of net loss and the effect of unrealized gains and losses on available-for-sale securities.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

Stock-Based Compensation

Stock-Based Compensation

Stock-based incentive awards are accounted for under the provisions of FASB ASC 718, Compensation—Stock Compensation, which requires companies to measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period, which is considered to be the requisite service period. We estimate pre-vesting award forfeitures when calculating the compensation costs and revise those estimates in subsequent periods if actual forfeitures differ from those estimates.

        The fair value of stock based awards is estimated at the date of grant using the Black-Scholes option pricing model. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term. Expected volatility and forfeiture rates are based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public medical technology companies. The assumed dividend yield is zero, as we do not expect to declare any dividends in the foreseeable future. The expected term is determined using the simplified method allowed by SEC Staff Accounting Bulletin No. 110.

        Prior to the completion of our initial public offering in February 2011, the fair value of our common stock was determined by our Board of Directors at each award grant date based upon a variety of factors, primarily the most recent purchase prices of our common stock issued to third parties in arms-length transactions, but also the progress of our product development, the progress of our preclinical and clinical testing, and the risks associated with our business plan.

        Stock-based compensation expense in our statements of operations is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Cost of sales	$46	$12	$—
Research and development	153	520	390
Sales, general and administrative	293	93	47

Total stock-based compensation	$492	$625	$437

Net Loss per Share

Net Loss per Share

We compute net loss per share by dividing our income or loss available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back the after-tax amount of interest recognized in the period associated with any convertible debt. Diluted EPS is the same as basic EPS due to common equivalent shares being excluded from the calculation, as their effect is anti-dilutive.

        The following table summarizes our calculation of net loss per common share for the periods (in thousands, except share and per share data):

	December 31,
	2011	2010	2009
Net loss	$(4,250)	$(10,892)	$(3,337)
Weighted average shares outstanding—basic and diluted	15,557,969	13,431,661	11,069,342

Net loss per share—basic and diluted	(0.27)	(0.81)	(0.30)

        The following outstanding potential common shares are not included in diluted net loss per share calculations as their effects were not dilutive:

		December 31,
	2011	2010	2009
Employee and non-employee stock options	1,261,000	813,000	598,000
Common shares issuable to underwriters under option purchase agreements (See note 7)	103,125	—	—
Common shares issuable under investor option purchase agreements (See note 7)	—	—	600,000

Fiscal Year
Fiscal Year We operate on a manufacturing calendar with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week and one five-week periods.

Reclassifications

Reclassifications

Certain reclassifications have been made to prior years' financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or accumulated deficit.

New Accounting Pronouncements

Recently Adopted Accounting Standards

In 2012 we adopted the amended provisions of the Comprehensive Income topic of the Financial Accounting Standards Board Codification. The amended provisions were issued to enhance comparability between entities that report under GAAP and IFRS and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. This topic eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of this amendment did not have a material effect on our Consolidated Financial Statements as the amendment only impacts presentation.

New Accounting Pronouncements

In December 2011, FASB issued ASU 2011-12, Comprehensive Income, or ASU 2011-12, which amended ASU 2011-05 Presentation of Comprehensive Income. These accounting updates require entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Since this standard impacts disclosure requirements only, the Company does not expect its adoption will have a material impact on our consolidated results of operations or financial condition.

        In May 2011, the FASB issued ASU 2011-04 which was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance is effective for us beginning on January 1, 2012. Its adoption is not expected to significantly impact our financial statements.